Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	$ 286,668	$ 203,110
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(55,656)	(33,069)
Net amounts of financial instruments presented in the consolidated statement of financial position	231,012	170,041
Impact of master netting arrangements or similar agreements	(52,692)	(40,116)
Collateral	(157,549)	(113,589)
Net amount	20,771	16,336
Gross amounts of recognized financial instruments	260,581	198,741
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(55,656)	(33,069)
Net amounts of financial instruments presented in the consolidated statement of financial position	204,925	165,672
Impact of master netting arrangements or similar agreements	(52,692)	(40,116)
Collateral	(136,043)	(109,829)
Net amount	16,190	15,727
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	65,976	42,390
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(76)	(187)
Net amounts of financial instruments presented in the consolidated statement of financial position	65,900	42,203
Impact of master netting arrangements or similar agreements	(36,519)	(25,293)
Collateral	(17,484)	(6,489)
Net amount	11,897	10,421
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	194,605	156,351
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(55,580)	(32,882)
Net amounts of financial instruments presented in the consolidated statement of financial position	139,025	123,469
Impact of master netting arrangements or similar agreements	(16,173)	(14,823)
Collateral	(118,559)	(103,340)
Net amount	4,293	5,306
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	55,775	42,489
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(76)	(187)
Net amounts of financial instruments presented in the consolidated statement of financial position	55,699	42,302
Impact of master netting arrangements or similar agreements	(36,519)	(25,293)
Collateral	(6,132)	(3,608)
Net amount	13,048	13,401
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments	230,893	160,621
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position	(55,580)	(32,882)
Net amounts of financial instruments presented in the consolidated statement of financial position	175,313	127,739
Impact of master netting arrangements or similar agreements	(16,173)	(14,823)
Collateral	(151,417)	(109,981)
Net amount	$ 7,723	$ 2,935